Long-Term Loans (Details)	Nov. 01, 2021 USD ($)	Nov. 21, 2025 USD ($)	Nov. 21, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Oct. 01, 2025 USD ($)	Oct. 01, 2025 CNY (¥)	Oct. 31, 2024 USD ($)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Nov. 01, 2021 CNY (¥)
Long-Term Loans [Line Items]
Long-term loan | $				$ 2,300,735			$ 2,058,651
Long-term Loan Agreement [Member]
Long-Term Loans [Line Items]
Aggregate principal amount	$ 210,000									¥ 1,471,592
Matured date	Oct. 31, 2026
Zhejiang Yiwu Rural Commercial Bank [Member] | Long-term Loan Agreement [Member]
Long-Term Loans [Line Items]
Long-term loan								$ 1,390,000	¥ 9,950,000
Fixed interest rate								3.50%	3.50%
Bank of China Limited Zhumadian Zhonghua [Member]
Long-Term Loans [Line Items]
Long-term loan | $					$ 23,000.000
Fixed interest rate					2.90%	2.90%
China Construction Bank [Member]
Long-Term Loans [Line Items]
Long-term loan		$ 130,000	¥ 886,020
Fixed interest rate		3.90%	3.90%
Maximum [Member] | Bank of China Limited Zhumadian Zhonghua [Member]
Long-Term Loans [Line Items]
Long-term loan | ¥						¥ 4,000,000
Minimum [Member] | Bank of China Limited Zhumadian Zhonghua [Member]
Long-Term Loans [Line Items]
Long-term loan | ¥						¥ 160,000